Condensed consolidated statements of other comprehensive income - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement of comprehensive income [abstract]
Net income (including non-controlling interests)	$ 8,256	$ 6,576
Derivative financial instruments:
Gain arising during the period	1,680	1,295
Reclassification adjustments for gain included in the condensed consolidated statements of operations and financial position (basis adjustment)	(241)	(233)
Other comprehensive income, before tax, change in value of derivative financial instruments	1,439	1,062
Exchange differences arising on translation of foreign operations:
(Loss) gain arising during the period	(1,129)	283
Reclassification adjustments for loss included in the condensed consolidated statements of operations	0	105
Other comprehensive income, before tax, exchange differences on translation	(1,129)	388
Share of other comprehensive income related to associates and joint ventures:
Gain arising during the period	32	177
Reclassification adjustments for gain included in the condensed consolidated statements of operations and financial position (basis adjustment)	(209)	(50)
Total share of other comprehensive income of associates and joint ventures accounted for using equity method, before tax	(177)	127
Income tax expense related to components of other comprehensive income that can be recycled to the condensed consolidated statements of operations	(576)	(355)
Investments in equity instruments at FVOCI:
(Loss) gain arising during the period	(257)	680
Share of other comprehensive loss related to associates and joint ventures	(17)	0
Other comprehensive income that will not be reclassified to profit or loss, before tax	(274)	680
Employee benefits - Recognized actuarial gain	14	61
Share of other comprehensive income related to associates and joint ventures	0	12
Income tax expense related to components of other comprehensive income that cannot be recycled to the condensed consolidated statements of operations	(4)	(175)
Other comprehensive income	(707)	1,800
Total other comprehensive (loss) income
Equity holders of the parent	(673)	1,785
Non-controlling interests	(34)	15
Total comprehensive income	7,549	8,376
Total comprehensive income attributable to:
Equity holders of the parent	7,375	8,075
Non-controlling interests	$ 174	$ 301